FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, October 24, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affiliated Managers Group      COM              008252108     5388 74400.000SH       SOLE   		67570.000          6830.000
Air Products & Chemicals       COM              009158106     7315 132655.000SH      SOLE               119985.000         12670.000
Alcoa                          COM              013817101     5205 213142.046SH      SOLE               190107.046         23035.000
Alliance Capital Holdings LTD  COM              018548107      221 4610.000 SH       SOLE                 2810.000          1800.000
Allstate Corp.                 COM              020002101     7342 132789.000SH      SOLE               118539.000         14250.000
Anadarko Petroleum Corp        COM              032511107     6794 70957.000SH       SOLE                65007.000          5950.000
Apache Corp.                   COM              037411105      251 3340.000 SH       SOLE                 2590.000           750.000
Applied Materials, Inc.        COM              038222105      187 11000.000SH       SOLE                11000.000
Atmel Corp.                    COM              049513104     2549 1237310.000SH     SOLE              1129760.000        107550.000
BP PLC-Spons ADR               COM              055622104      503 7104.576 SH       SOLE                 6308.576           796.000
Bard, C.R.                     COM              067383109      311 4708.000 SH       SOLE                 4708.000
Barrick Gold Corp.             COM              067901108     4454 153320.000SH      SOLE               150220.000          3100.000
Baxter International           COM              071813109     7617 191045.000SH      SOLE               172495.000         18550.000
Berkshire Hathaway Cl B        COM              084670207      268   98.000 SH       SOLE                   30.000            68.000
CIT Group                      COM              125581108     8141 180190.000SH      SOLE               162855.000         17335.000
Carnival Corp New              COM              143658300     4720 94430.000SH       SOLE                84460.000          9970.000
Caterpillar Inc.               COM              149123101     6248 106346.158SH      SOLE                96711.158          9635.000
Citigroup, Inc.                COM              172967101     8664 190340.000SH      SOLE               171605.000         18735.000
Clarcor, Inc.                  COM              179895107     2154 75000.000SH       SOLE                75000.000
Clorox Company                 COM              189054109     7094 127730.000SH      SOLE               114025.000         13705.000
Coca-Cola Company              COM              191216100     4978 115265.000SH      SOLE                92505.000         22760.000
Coca-Cola Enterprises          COM              191219104     1781 91335.000SH       SOLE                88885.000          2450.000
Colgate Palmolive              COM              194162103      511 9685.000 SH       SOLE                 7585.000          2100.000
Comerica Inc                   COM              200340107      831 14108.000SH       SOLE                 8050.000          6058.000
Duke Energy Co.                COM              264399106     5139 176185.000SH      SOLE               156695.000         19490.000
Exxon Mobil Corporation        COM              302316102     2104 33108.000SH       SOLE                20526.000         12582.000
FedEx Corporation              COM              31428x106     7940 91130.000SH       SOLE                82400.000          8730.000
Fifth Third Bancorp            COM              316773100      276 7523.072 SH       SOLE                 7023.072           500.000
General Electric               COM              369604103     2041 60631.973SH       SOLE                36631.973         24000.000
General Mills                  COM              370334104     7011 145465.000SH      SOLE               129565.000         15900.000
Global SanteFe Corp            COM              G3930E101     1053 23080.000SH       SOLE                20030.000          3050.000
Grainger W.W.                  COM              384802104      252 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103     9708 332472.378SH      SOLE               298202.378         34270.000
Home Depot                     COM              437076102     6847 179510.380SH      SOLE               161900.380         17610.000
IBM                            COM              459200101     3017 37609.743SH       SOLE                31979.743          5630.000
Intel Corp                     COM              458140100      379 15360.000SH       SOLE                11760.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     7098 209198.000SH      SOLE               186788.000         22410.000
Johnson & Johnson              COM              478160104     4745 74976.598SH       SOLE                66521.598          8455.000
L-3 Communications Holdings    COM              502424104     6342 80205.000SH       SOLE                73135.000          7070.000
McDonalds Corp                 COM              580135101      619 18470.000SH       SOLE                12170.000          6300.000
Medtronic Inc                  COM              585055106      538 10025.000SH       SOLE                 9425.000           600.000
Merck & Company                COM              589331107      230 8450.000 SH       SOLE                 1650.000          6800.000
Micron Technology, Inc.        COM              595112103     5093 382955.000SH      SOLE               348430.000         34525.000
Microsoft Corp.                COM              594918104      600 23323.000SH       SOLE                22183.000          1140.000
Morgan Stanley                 COM              617446448     2120 39300.000SH       SOLE                38375.000           925.000
Motorola                       COM              620076109     3968 180130.000SH      SOLE               152955.000         27175.000
Nabors Industries Ltd          COM              G6359f103     6008 83645.000SH       SOLE                77100.000          6545.000
Newmont Mining Corp.           COM              651639106     3917 83040.000SH       SOLE                68480.000         14560.000
Noble Corp                     COM              G65422100     1123 16410.000SH       SOLE                14385.000          2025.000
Office Depot Inc.              COM              676220106     9306 313350.000SH      SOLE               282935.000         30415.000
Old Republic International Cor COM              680223104      362 13577.000SH       SOLE                13577.000
PepsiCo                        COM              713448108      304 5351.886 SH       SOLE                 4951.886           400.000
Pfizer                         COM              717081103      644 25800.000SH       SOLE                 7800.000         18000.000
Quest Diagnostics              COM              74834L100     6920 136925.000SH      SOLE               121550.000         15375.000
Royal Dutch Shell PLC - Class  COM              780259206      555 8460.000 SH       SOLE                   60.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     7677 111472.994SH      SOLE                99908.994         11564.000
SBC Communications Inc.        COM              78387G103      451 18819.000SH       SOLE                15033.000          3786.000
Schering Plough                COM              806605101      391 18575.000SH       SOLE                13375.000          5200.000
Seagate Technology             COM              G7945J104     3815 240665.000SH      SOLE               218485.000         22180.000
Stryker Corp                   COM              863667101      391 7911.000 SH       SOLE                 7311.000           600.000
The Charles Schwab Corp        COM              808513105      165 11414.734SH       SOLE                11414.734
Toro Co.                       COM              891092108      221 6000.000 SH       SOLE                 6000.000
Transocean, Inc.               COM              G90078109     5768 94078.000SH       SOLE                84658.000          9420.000
Tyco International Ltd New     COM              902124106     6517 234011.200SH      SOLE               218731.200         15280.000
Verizon Communications         COM              92343V104     7168 219262.000SH      SOLE               194473.000         24789.000
Viacom Inc. Class B            COM              925524308     3896 118015.000SH      SOLE               100290.000         17725.000
W.R. Berkley Corp.             COM              084423102     6467 163814.000SH      SOLE               149801.000         14013.000
WalMart Stores                 COM              931142103     2998 68411.000SH       SOLE                59446.000          8965.000
Walgreen Co.                   COM              931422109      261 6000.000 SH       SOLE                 6000.000
Wells Fargo & Co.              COM              949746101     2043 34885.000SH       SOLE                33365.000          1520.000
Williams Cos. Inc.             COM              969457100     2720 108575.000SH      SOLE               105875.000          2700.000
Wyeth                          COM              983024100      256 5527.000 SH       SOLE                 1427.000          4100.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $250,989